Share and Capital Reserve - Summary of Share And Capital Reserve Under Options Schemes (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Beginning of financial year	$ 11,630	$ 5,898	$ 2,612
End of financial year	18,658	11,630	5,898
Employee Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	8,542	6,660	3,204
Shares issued	(2,199)	(1,152)	(66)
Non Executive Director Share Grant And Options Schemes [Member]
Disclosure Of Share And Capital Reserve Under Options Schemes [Line Items]
Value of employee services	2,108	280	148
Shares issued	$ (1,423)	$ (56)	$ 0